CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 1,142,004	$ 949,327
Other financial assets		559,919	712,828
Other non-financial assets		221,188	212,242
Trade and other accounts receivable		1,214,050	1,107,889
Accounts receivable from related entities		2,582	554
Inventories		236,666	241,363
Tax assets		77,987	65,377
Total current assets other than non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners		3,454,396	3,289,580
Non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners		291,103	337,195
Total current assets		3,745,499	3,626,775
Non-current assets
Other financial assets		88,090	102,125
Other non-financial assets		220,807	237,344
Accounts receivable		6,891	8,254
Intangible assets other than goodwill		1,617,247	1,610,313
Goodwill		2,672,550	2,710,382
Property, plant and equipment		10,065,335	10,498,149
Tax assets		17,532	20,272
Deferred tax assets		364,021	384,580
Total non-current assets		15,052,473	15,571,419
Total assets		18,797,972	19,198,194
Current liabilities
Other financial liabilities		1,300,949	1,839,528
Trade and other accounts payables		1,695,202	1,593,068
Accounts payable to related entities		760	269
Other provisions	[1]	2,783	2,643
Tax liabilities		3,511	14,286
Other non-financial liabilities		2,823,963	2,762,245
Total current liabilities other than disposal groups classified as held for sale		5,827,168	6,212,039
Liabilities included in disposal groups classified as held for sale		15,546	10,152
Total current liabilities		5,842,714	6,222,191
Non-current liabilities
Other financial liabilities		6,605,508	6,796,952
Accounts payable		498,832	359,391
Other provisions	[1]	374,593	422,494
Deferred tax liabilities		949,697	915,759
Employee benefits		101,087	82,322
Other non-financial liabilities		158,305	213,781
Total non-current liabilities		8,688,022	8,790,699
Total liabilities		14,530,736	15,012,890
EQUITY
Share capital		3,146,265	3,149,564
Retained earnings		475,118	366,404
Treasury Shares		(178)	(178)
Other reserves		554,884	580,870
Parent's ownership interest		4,176,089	4,096,660
Non-controlling interest		91,147	88,644
Total equity		4,267,236	4,185,304
Total liabilities and equity		$ 18,797,972	$ 19,198,194

[1]	Total other provision at December 31, 2017, and 2016, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.